Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	€ 370.9	€ 369.7	€ 255.8	€ 254.2
Financial assets at amortised cost	471.3	560.8
Financial assets at fair value through profit or loss	174.5	39.7
Financial liabilities at amortised cost	(2,867.3)	(2,859.0)
Financial assets (liabilities) at fair value through other comprehensive income	(61.7)	(40.2)
Total	(2,283.2)	(2,298.7)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(74.8)	(60.3)
Financial Liabilities At Fair Value Through Other Comprehensive Income	(74.8)	(60.3)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	(664.4)	(652.2)
Financial liabilities	(664.4)	(652.2)
Financial Liabilities At Fair Value Through Other Comprehensive Income	0.0	0.0
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	(2,202.9)	(2,206.8)
Financial liabilities	(2,202.9)	(2,206.8)
Financial Liabilities At Fair Value Through Other Comprehensive Income	0.0	0.0
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets	13.1	20.1
Derivative financial assets held for hedging	13.1	20.1
Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	274.9	230.8
Financial assets	274.9	230.8
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	196.4	330.0
Financial assets at fair value through profit or loss	174.5	39.7
Financial assets	€ 370.9	€ 369.7